Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Property and Equipment, Net
Summary of property and equipment, net

The following is a summary of property and equipment, net (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Computers, equipment and furniture	173,536	199,591	29,029
Motor vehicles	5,618	5,971	868
Leasehold improvements	38,767	38,821	5,646
Total	217,921	244,383	35,543
Less: accumulated depreciation	(153,467)	(148,752)	(21,634)
Net book value	64,454	95,631	13,909